Intangibles Assets and Goodwill - Summary of Carrying Amount of Intangible Assets and Goodwill (Detail) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	€ 4,254	€ 4,146
Ending balance	4,160	4,254
Gross carrying amount [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	49,365	48,273
Additions	951	1,174
Disposals	(27,611)	(120)
Impairment reversal		1
Effect of translation adjustments	(9)	37
Ending balance	22,696	49,365
Accumulated depreciation, amortisation and impairment [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	(45,111)	(44,127)
Amortisation	(1,041)	(1,031)
Disposals	27,611	86
Effect of translation adjustments	5	(39)
Ending balance	(18,536)	(45,111)
Trademark patents and other [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	380	381
Ending balance	396	380
Trademark patents and other [member] | Gross carrying amount [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	14,277	14,116
Additions	188	164
Disposals	(11,098)
Effect of translation adjustments	(8)	(3)
Ending balance	3,359	14,277
Trademark patents and other [member] | Accumulated depreciation, amortisation and impairment [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	(13,897)	(13,735)
Amortisation	(168)	(164)
Disposals	11,098	2
Effect of translation adjustments	4
Ending balance	(2,963)	(13,897)
Software [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	1,953	1,844
Ending balance	1,843	1,953
Software [member] | Gross carrying amount [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	33,167	32,236
Additions	763	1,010
Disposals	(16,513)	(120)
Impairment reversal		1
Effect of translation adjustments	(1)	40
Ending balance	17,416	33,167
Software [member] | Accumulated depreciation, amortisation and impairment [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	(31,214)	(30,392)
Amortisation	(873)	(867)
Disposals	16,513	84
Effect of translation adjustments	1	(39)
Ending balance	(15,573)	(31,214)
Goodwill [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	1,921	1,921
Ending balance	1,921	1,921
Goodwill [member] | Gross carrying amount [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	1,921	1,921
Ending balance	€ 1,921	€ 1,921